Consulting Agreement (Details Narrative) - Consulting Agreement [Member] - Kris Finstad [Member] - Content Checked Inc [Member] - USD ($)	Jul. 20, 2013	Mar. 31, 2015	Mar. 31, 2014
Monthly cash payments	$ 30,000
Accrued and unpaid balance		$ 267,162	$ 82,276